INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,687	$ 1,471